Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$5,544,857,062

Total Investments (Cost — $4,942,732,972) — 100.0%	5,544,857,062

Liabilities in Excess of Other Assets — (0.0)%	(535,150)

Net Assets — 100.0%	$5,544,321,912

BlackRock LifePath Index 2040 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $5,544,857,062 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

Schedule of Investments (unaudited) September 30, 2019	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.2%

Equity Funds — 88.7%
iShares Core MSCI Total International Stock ETF(a)	$33,678,236	$1,945,254,911
iShares Developed Real Estate Index Fund — Class K	21,543,607	243,011,883
Large Cap Index Master Portfolio	2,599,920,969	2,599,920,969
Master Small Cap Index Series	128,526,059	128,526,059

		4,916,713,822

Fixed Income Funds — 11.0%
iShares TIPS Bond ETF(a)	1,398,145	162,590,282
U.S. Total Bond Index Master Portfolio	450,010,539	450,010,539

		612,600,821

Security	Shares/ Investment Value	Value

Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(b)(c)	$8,885,402	$8,889,845
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(b)	16,456,685	16,456,685

		25,346,530

Total Affiliated Investment Companies — 100.2% (Cost — $ 4,952,534,833)		5,554,661,173

Liabilities in Excess of Other Assets — (0.2)%		(9,785,507)

Net Assets — 100.0%		$5,544,875,666

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	27,557,510	—	(18,672,108)	8,885,402	$8,889,845	$57,860	(c)	$12,047	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	12,692,339	3,764,346	—	16,456,685	16,456,685	224,693		—	—
iShares Core MSCI Total International Stock ETF	23,629,833	10,316,803	(268,400)	33,678,236	1,945,254,911	26,645,815		(2,402,533)	127,255,963
iShares Developed Real Estate Index Fund — Class K	55,923,183	4,321,222	(38,700,798)	21,543,607	243,011,883	9,725,611		30,107,099	52,896,147
iShares TIPS Bond ETF	553,430	850,615	(5,900)	1,398,145	162,590,282	1,647,463		(40,653)	5,085,876
Large Cap Index Master Portfolio(b)	$2,009,602,477	$590,318,492	$—	$2,599,920,969	2,599,920,969	35,144,333		1,709,863	415,335,026
Master Small Cap Index Series(b)	$64,274,485	$64,251,574	$—	$128,526,059	128,526,059	1,353,241		3,997,143	9,514,909
Total International ex U.S. Index Master Portfolio(b)(d)	$3,378,402	$—	$(3,378,402)	$—	—	(8)		(34)	(5,229,314)
U.S. Total Bond Index Master Portfolio(b)	$461,970,519	$—	$(11,959,980)	$450,010,539	450,010,539	10,590,641		1,600,549	42,639,799

					$5,554,661,173	$85,389,649		$34,983,481	$647,498,406

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Index 2040 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio’s has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,350,857,076	$—	$—	$2,350,857,076
Short-Term Securities	25,346,530	—	—	25,346,530

	$2,376,203,606	$—	$—	$2,376,203,606

Investments Valued at Net Asset Value (“NAV”)(a)				3,178,457,567

				$5,554,661,173

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2